UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1304 West Fairbanks Avenue Winter Park, FL	32789
(Address of principal executive offices)	(Zip code)

Citco Mutual Fund Services

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31/2004

Date of reporting period: 12/31/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	The Annual Report to Shareholders for the period ended December 31, 2004 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”) C17 CFR 270.30e-1 is filed herewith.

THE TIMOTHY PLAN

strategic growth portfolio variable series

Annual Report

December 31, 2004

LETTER FROM THE PRESIDENT

December 31, 2004

ARTHUR D. ALLY

Dear Timothy Plan Strategic Growth Portfolio Variable Series Shareholder:

I remember my dad once telling me that, as you get older, time speeds up. Although logic would explain that there are still 24 hours in a day and 365 days in a year, I’m beginning to think that dad was right. Even though the year 2004 was a leap year with 366 days, it seemed a lot shorter than 2003 which seemed a lot shorter than 2002, etc.

As you know, the Strategic Growth Portfolio Variable Series is comprised of a specific fixed asset allocation that is invested in five of our underlying funds. From my perspective, our overall performance in 2004 was respectable, especially in view of the uncertainty created by a presidential election and a continuing war in Iraq. Although performance was not as good as 2003, it was a whole lot better than 2002 – the year the market experienced some serious correction. And, for what it’s worth, I have a feeling that 2005 – even with its rough start – will prove to be mildly positive. Of course, in this industry, we cannot (and must not) ever make any guarantees of that fact.

We continue to have confidence in our various sub-advisors although we do plan to recommend one manager change in 2005. While performance will vary from year to year, we believe that good money managers will produce competitive returns over full market cycles. Our commitment to our shareholders continues to be that we take our role as managers of our managers very seriously.

In another vein, I am pleased to report that our mission continues to be on track. The Biblical Stewardship Seminar Series that we launched last year is beginning to have an impact. We have trained nearly 200 Christian financial planners and 50 ministry leaders to date and have certified them to teach this program in the churches and ministries in their respective communities or circles of influence. Once again, if any of you have an interest in having this seminar series presented to your church or ministry, please call us at 1-800-846-7526 or email us at info@timothyplan.com.

Thanks again for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally, President

RETURNS FOR THE YEAR ENDED

December 31, 2004

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Fund/Index	1 Year	Average Annual Total Return Since Inception May 6, 2002
Timothy Plan Strategic Growth	8.12%	4.28%

Portfolio Variable Series S&P 500 Index	10.88%	6.04%

Timothy Strategic Growth Variable

vs S&P 500 Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, and the S&P 500 Index on May 6, 2002 and held through December 31, 2004. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2004

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1304 W Fairbanks Avenue Winter Park, FL	Chairman and President	Indefinite; Trustee and President since 1994	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Jock M. Sneddon** 6001 Vineland Drive Orlando, FL	Trustee	Indefinite; Trustee since 1997	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Physician, Florida Hospital Centra Care.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 210 East Palmetto Avenue Longwood, FL 32750	Trustee	Indefinite; Trustee since 2000	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2004

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Dodson 7120 N Whitney Avenue Fresno, CA 93720	Trustee	Trustee from 2001 - 12/01/03	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	Vice President – Sales, CPCF, Inc. a registered broker-dealer and a subsidiary of the California Baptist Foundation and the California Southern Baptist Convention. Mr. Dodson is a General Securities Principal (Series 24) and licensed minister. Mr. Dodson has previous experience as a General Securities Representative (Series 7) with two national brokerage firms.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
W. Thomas Fyler, Jr. 640 Ft. Washington Avenue Suite 6C New York, NY 10040	Trustee	Trustee from 1998 - 12/01/03	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1957	President, controlling shareholder of W.T. Fyler, Jr./Ephesus, Inc., a New York State registered investment advisory firm. Founding member of the National Association of Christian Financial Consultants.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mark A. Minnella 1215 Fern Ridge Parkway Suite 110 Creve Coeur, MO 63141	Trustee	Trustee from 2000 - 12/01/03	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1955	Principal and co-founder of Integrity Investors, LLC., a registered investment advisory firm. Co-founder, President and director of the National Association of Christian Financial Consultants. Mr. Minnella is a Registered Investment Principal (NASD Series 24), and a registered investment adviser (NASD Series 65).		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL	Trustee	Indefinite; Trustee since 2000	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1934	Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.		None

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2004

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Wesley W. Pennington 442 Raymond Avenue Longwood, FL	Trustee	Indefinite; Trustee and Treasurer since 1994	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997. President, Designer Services Group 1980-1988.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. P O Box 50434 Indianapolis, IN 46250	Trustee	Indefinite; New as of 1/1/04	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, Ga 30075	Trustee	Indefinite; New as of 1/1/04	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Founder and CEO of Corporate Development Institute which he founded five years ago. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Robert Scraper P O Box 1315 Houston, Tx 77251	Trustee	Indefinite; New as of 1/1/04	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1946	Senior Vice President - Investments for Frost National Bank of Texas since 1987.		None

INDUSTRIES/EXPENSE EXAMPLE

December 31, 2004

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE:

Industries

(% of Net Assets)

Mid & Large Cap Growth	32.28%
Mid & Large Cap Value	22.41%
Aggressive Growth	17.51%
Small Cap Value	15.83%
Fixed Income	9.80%
Cash & Equivalents	2.17%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2004, through December 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

INDUSTRIES/EXPENSE EXAMPLE

December 31, 2004

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period* July 1, 2004 Through 12/31/04
Actual	$1,000.00	$1,041.90	$4.36
Hypothetical - (5% return before expenses)	1,000.00	1,020.86	4.32

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 4.19% for the six-month period of July 1, 2004, to December 31, 2004.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of December 31, 2004

MUTUAL FUNDS - 97.83%

number of shares		market value
186,610	Timothy Aggressive Growth - Class A*	$1,296,938
70,343	Timothy Fixed Income - Class A	725,938
357,434	Timothy Large Mid Cap Growth - Class A*	2,391,233
130,924	Timothy Large Mid Cap Value - Class A*	1,660,113
75,183	Timothy Small Cap Value - Class A	1,172,106

	Total Mutual Funds (cost $6,387,031)	7,246,328

SHORT TERM INVESTMENTS - 0.38%

number of shares		market value
28,558	First American Treasury Obligations Fund, Class A (cost $ 28,558)	28,558

	Total Investments - 98.21% (identified cost $6,415,589)	7,274,886

	OTHER ASSETS LESS LIABILITIES, NET - 1.79%	132,336

	Net Assets - 100.00%	$7,407,222

*	Non-income producing

The accompanying notes are an integral part of these financial statements.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2004

ASSETS

amount
Investments in Securities at Value (identified cost $6,415,589) [NOTE 1]	$7,274,886
Due From Adivsor	1,284
Due From Administrator	2,000
Receivables:
Fund Shares Sold	10,305
Interest	32
Dividends	129,964

Total Assets	$7,418,471

LIABILITIES

amount
Accrued Expenses	$11,249

Total Liabilities	$11,249

NET ASSETS

amount
Net Assets	$7,407,222

SOURCES OF NET ASSETS

amount
At December 31, 2004, Net Assets Consisted of:
Paid-in Capital	$6,417,595
Accumulated Net Realized Gain on Investments	130,330
Net Unrealized Appreciation in Value of Investments	859,297

Net Assets	$7,407,222

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	662,829

Net Asset Value, Offering and Redemption Price Per Share ($7,407,222 / 662,829 Shares)	$11.18

The accompanying notes are an integral part of these financial statements.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2004

INVESTMENT INCOME

amount
Interest	$334
Dividends	40,998

Total Investment Income	41,332

EXPENSES

amount
Investment Advisory Fees [Note 3]	5,529
Fund Accounting, Transfer Agency, & Administration Fees	12,712
Custodian Fees	2,504
Participation Fees	13,823
Audit Fees	73
Legal Expense	1,042
Printing Expense	492
Insurance Expense	465
Registration Expense	291
Miscellaneous Expense	3,130

Total Expenses	40,061

Expenses Recouped by Advisor [NOTE 3]	6,937

Total Net Expenses	46,998

Net Investment Loss	(5,666)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments (Federal Income Taxes of $2,000 on gains were Reimbursed by the Administrator)	53,280
Capital Gain Distributions from Other Investment Companies	102,744
Change in Unrealized Appreciation of Investments	346,616

Net Realized and Unrealized Gain on Investments	502,640

Increase in Net Assets Resulting from Operations	$496,974

The accompanying notes are an integral part of these financial statements.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/04	year ended 12/31/03
Operations:
Net Investment Loss	$(5,666)	$(9,650)
Net Realized Gain (Loss) on Investments	53,280	(30,249)
Capital Gain Distributions from Other Investment Companies	102,744	4,539
Net Change in Unrealized Appreciation of Investments	346,616	592,715

Increase in Net Assets (resulting from operations)	496,974	557,355

Distributions to Shareholders:
Net Income	—	—
Net Realized Gains	—	—

Total Distributions to Shareholders	—	—

Capital Share Transactions:
Proceeds from Shares Sold	3,645,222	2,562,883
Dividends Reinvested	—	—
Cost of Shares Redeemed	(897,362)	(294,998)

Increase in Net Assets (resulting from capital share transactions)	2,747,860	2,267,885

Total Increase in Net Assets	3,244,834	2,825,240

Net Assets:
Beginning of Year	4,162,388	1,337,148

End of Year	$7,407,222	$4,162,388

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	348,152	275,706
Shares Reinvested	—	—
Shares Redeemed	(87,814)	(35,255)

Net Increase in Number of Shares Outstanding	260,338	240,451

The accompanying notes are an integral part of these financial statements.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	year ended 12/31/04	year ended 12/31/03	period ended 12/31/02 (C)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.34	$8.25	$10.00

Income from Investment Operations:
Net Investment Loss	(0.01)	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.85	2.11	(1.74)

Total from Investment Operations	0.84	2.09	(1.75)

Less Distributions:
Dividends from Net Investment Income	—	—	—
Dividends from Realized Gains	—	—	—

Total Distributions	—	—	—

Net Asset Value at End of Period	$11.18	$10.34	$8.25

Total Return (A)	8.12%	25.33%	(17.50)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$7,407	$4,162	$1,337

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.72%	0.85%	5.14	% (B)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.85%	0.85%	0.85	% (B)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.03%	(0.41)%	(4.52	)% (B)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.10)%	(0.41)%	(0.23	)% (B)

Portfolio Turnover	8.79%	4.94%	0.00%

(A)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized

(B)	Annualized.

(C)	For the period May 6, 2002 (commencement of operations) to December 31, 2002.

The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2004

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 1 – Significant Accounting Policies

The Timothy Plan Strategic Growth Portfolio Variable Series (individually the “Fund”) was organized as a diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund and the Fixed Income Fund. The Fund is one of one series of funds currently authorized by the Board of Trustees. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. The Strategic Growth Portfolio began operations May 6, 2002.

A.	Security Valuation.

The Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B.	Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C.	Net Asset Value Per Share.

Net asset value per share of the capital stock of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D.	Federal Income Taxes.

It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. All tax consequences will be borne by the Fund’s Investment Advisor. The Fund qualified as a regulated investment company for the year ended December 31, 2004. Therefore, no federal income tax provision is required.

E.	Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2004:

funds	purchases	sales
Strategic Growth Portfolio	$3,220,000	$485,000

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2004

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the Investment Advisor for the Fund pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) effective February 27, 2004. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of the Fund.

The Advisor has contractually agreed to reduce fees payable to it by the Fund and reimburse other expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 0.85% of average daily net assets through April 30, 2005.

For the year ended December 31, 2004, TPL recouped from the Fund as follows:

funds	(recoupments)
Strategic Growth Portfolio	$(6,937)

The Timothy Plan Strategic Growth Portfolio has agreed to repay waived and formerly reimbursed expenses within the following three years provided the Fund is able to effect such reimbursements and remain in compliance with applicable limitations.

At December 31, 2004, the cumulative amounts available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Fund are as follows:

funds
Strategic Growth Portfolio	$12,883

At December 31, 2004, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

funds	12/31/05	12/31/06	12/31/07
Strategic Growth Fund	$12,883	$—	$—

Note 4 – Unrealized Appreciation (Depreciation)

At December 31, 2004, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Strategic Growth	$6,446,887	$831,397	$(3,398)	$827,999

Note 5 – Distributions to Shareholders

No distributions were paid for the years ended December 31, 2004 and 2003.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Strategic Growth Portfolio
Undistributed Ordinary Income	$—
Undistributed Long-term Capital Gains	161,628
Unrealized Appreciation*	827,999

$989,627

*	The difference between book-basis and tax-basis unrealized appreciation are attributable to deferral treatments of wash sales.

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2004

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 6 – Reclassifications

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2004 primarily attributable to certain net operating losses, which for tax purposes are not available to offset future income, were reclassified to the following accounts:

funds	Income	Gains	Paid-in-Capital
Strategic Growth Portfolio	$5,666	$—	$(5,666)

Note 7 – N-Q Disclosure & Proxy Procedures

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (‘portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov n addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trusts’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

To the Shareholders and Board of Trustees

The Timothy Plan

Winter Park, Florida

We have audited the accompanying statement of assets and liabilities of The Timothy Plan Strategic Growth Portfolio Variable Series (“the Fund”), a series of shares of The Timothy Plan, including the portfolio of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period ended December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Timothy Plan Strategic Growth Portfolio Variable Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER
Philadelphia, Pennsylvania

February 18, 2005

1304 West Fairbanks Avenue

Winter Park, FL 32789

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

ITEM 2.	CODE OF ETHICS.

(a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d) The registrant’s code of ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Charles Nelson, a member of the registrant’s Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Nelson is “independent” as that term is defined in paragraph (a)(2) of this item’s instructions.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate audit fees billed to The Timothy Plan. for the last two fiscal years by the principal accountant were $79,500. and $73,000, respectively.

Audit-Related Fees. There were no audit related fees, other than those noted under “Audit Fees” Disclosure, billed to The Timothy Plan for the last two fiscal years by the principal accountant.

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $24,000. and $22,000., respectively.

All Other Fees. There were no aggregate fees billed in the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in the Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY

Not Applicable

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a	)(1)	Code of Ethics required to be disclosed under item 2 is attached hereto.

(a	)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b	)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan.

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, PRESIDENT

Date 3/7/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, PRESIDENT

Date 3/7/2005

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, TREASURER

Date 3/7/2005

*	Print the name and title of each signing officer under his or her signature.